Short-term Investments (Tables)	12 Months Ended
Apr. 30, 2021
Current financial assets at fair value through other comprehensive income [abstract]
Schedule of Short-term Investments
	As at April 30, 2021	As at April 30, 2020
	($)	($)

Investment in ordinary shares of Yellow Cake plc
Fair value, at the beginning of the period	30,456,461	28,508,793
Additions	726,711	998,583
Disposals	(4,681,407)	-
Fair value adjustment due to foreign exchange rate change	(1,017,949)	193,272
Fair value adjustment due to share price change	4,561,054	755,813
Fair value, at the end of the year	30,044,870	30,456,461